Investment Strategy - BlackRock Commodity Strategies Fund	May 31, 2026
Investor A, C and Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity-linked derivatives or equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. With respect to such equity investments, investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund’s 80% policy is non-fundamental and may not be changed without 60 days’ prior notice to shareholders.
The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.
One strategy focuses on investments in commodity-linked derivatives. To meet coverage and collateral requirements associated with these derivative investments, and to invest excess cash, the Fund holds a portion of its portfolio in investment-grade short-term fixed-income securities. The other strategy focuses on equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. The Fund invests in equity securities of such companies in order to complement the commodity exposures achieved through investments in commodity-linked derivatives. Taken together, these two strategies offer broad exposure to global commodities market trends across asset classes, industries, sectors, and regions.
Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
Commodity-related companies include, but are not limited to, companies in commodities, natural resources and energy businesses and in associated businesses and companies that provide services or have exposure to such businesses (collectively, the “Commodities Sector”). These companies include, without limitation, companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities, companies that use commodities extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil and gas exploration and production, energy services and technology, chemicals and oil products, coal and other consumable fuel, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction (“EPC”) companies.
The Fund may make investments directly or through investments in the Subsidiary, a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.
The Fund manages the term structure of its commodity-linked derivative positions and has the flexibility to gain exposure to futures maturities which differ from those in the Fund’s benchmark, the Bloomberg Commodity Index Total ReturnSM. This is done in an effort to achieve efficient investment results and minimize any adverse effects on returns caused by commodity term structures.
Equity securities held by the Fund may include common stocks, preferred stocks, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies. The Fund may also purchase convertible securities.
There are no restrictions on investment in terms of geography or market capitalization. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may make investments directly or through investments in the Subsidiary, a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Equity securities held by the Fund may include common stocks, preferred stocks, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies. The Fund may also purchase convertible securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity-linked derivatives or equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. With respect to such equity investments, investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity-linked derivatives or equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. With respect to such equity investments, investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund’s 80% policy is non-fundamental and may not be changed without 60 days’ prior notice to shareholders.
The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.
One strategy focuses on investments in commodity-linked derivatives. To meet coverage and collateral requirements associated with these derivative investments, and to invest excess cash, the Fund holds a portion of its portfolio in investment-grade short-term fixed-income securities. The other strategy focuses on equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. The Fund invests in equity securities of such companies in order to complement the commodity exposures achieved through investments in commodity-linked derivatives. Taken together, these two strategies offer broad exposure to global commodities market trends across asset classes, industries, sectors, and regions.
Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
Commodity-related companies include, but are not limited to, companies in commodities, natural resources and energy businesses and in associated businesses and companies that provide services or have exposure to such businesses (collectively, the “Commodities Sector”). These companies include, without limitation, companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities, companies that use commodities extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil and gas exploration and production, energy services and technology, chemicals and oil products, coal and other consumable fuel, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction (“EPC”) companies.
The Fund may make investments directly or through investments in the Subsidiary, a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.
The Fund manages the term structure of its commodity-linked derivative positions and has the flexibility to gain exposure to futures maturities which differ from those in the Fund’s benchmark, the Bloomberg Commodity Index Total ReturnSM. This is done in an effort to achieve efficient investment results and minimize any adverse effects on returns caused by commodity term structures.
Equity securities held by the Fund may include common stocks, preferred stocks, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies. The Fund may also purchase convertible securities.
There are no restrictions on investment in terms of geography or market capitalization. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund may make investments directly or through investments in the Subsidiary, a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Equity securities held by the Fund may include common stocks, preferred stocks, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies. The Fund may also purchase convertible securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity-linked derivatives or equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. With respect to such equity investments, investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.